SCHEDULE OF INVESTMENTS
InvestEd 70 Portfolio (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 12.6%
iShares Core MSCI EAFE ETF	74	$4,447
iShares Core S&P 500 ETF	26	8,843

		13,290

TOTAL INVESTMENT FUNDS – 12.6%		$13,290
(Cost: $13,921)

AFFILIATED MUTUAL FUNDS
Ivy Core Equity Fund, Class N	583	10,409
Ivy Corporate Bond Fund, Class N	273	1,885
Ivy Crossover Credit Fund, Class N	24	269
Ivy Emerging Markets Equity Fund, Class N	284	6,776
Ivy Global Bond Fund, Class N	79	808
Ivy Government Securities Fund, Class N	2,803	16,200
Ivy High Income Fund, Class N	41	271
Ivy International Core Equity Fund, Class N	504	8,338
Ivy International Small Cap Fund, Class N	187	2,328
Ivy Large Cap Growth Fund, Class N	381	11,711
Ivy LaSalle Global Real Estate Fund, Class N	126	1,187
Ivy Limited-Term Bond Fund, Class N	586	6,499
Ivy Mid Cap Growth Fund, Class N	146	5,470
Ivy Mid Cap Income Opportunities Fund, Class N	120	1,693
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	88	768
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	336	4,244
Ivy Pzena International Value Fund, Class N	158	2,214
Ivy Securian Core Bond Fund, Class N	579	6,490
Ivy Small Cap Growth Fund, Class N	65	1,690
Ivy Value Fund, Class N	154	3,137

TOTAL AFFILIATED MUTUAL FUNDS – 87.3%		$92,387
(Cost: $88,413)

SHORT-TERM SECURITIES
Money Market Funds(A) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	118	118

TOTAL SHORT-TERM SECURITIES – 0.1%		$118
(Cost: $118)

TOTAL INVESTMENT SECURITIES – 100.0%		$105,795
(Cost: $102,452)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		48
NET ASSETS – 100.0%		$105,843

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$13,290	$—	$—
Affiliated Mutual Funds	92,387	—	—
Short-Term Securities	118	—	—

Total	$105,795	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$102,452

Gross unrealized appreciation	6,882
Gross unrealized depreciation	(3,539)

Net unrealized appreciation	$3,343